Share-based compensation plans (Inputs used in the measurement - Cash) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) shares yr $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0	0
Average strike price	$ 0	$ 0
Number of options, reporting date | shares	3,053,571	3,458,001	6,158,539
Average strike price, reporting date	$ 15.75	$ 16.85
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	238,610
Expected vesting	92.00%
Expected dividend | $	$ 0
Expected life of option | yr	3
Expected forfeitures	9.00%
Weighted average measurement date fair values	$ 31.17
Number of options, reporting date | shares	1,255,255
Expected vesting, reporting date	72.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	0.7
Expected forfeitures, reporting date	2.00%
Weighted average measurement date fair values	$ 30.69
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	159,140
Expected vesting	0.00%
Expected dividend | $	$ 0
Expected life of option | yr	3
Expected forfeitures	9.00%
Weighted average measurement date fair values	$ 31.17
Number of options, reporting date | shares	815,098
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	0.8
Expected forfeitures, reporting date	8.00%
Weighted average measurement date fair values	$ 30.69
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, reporting date | shares	94,135
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 12.55	$ 13.88
Expected dividend, reporting date | $	$ 0.12
Expected volatility, reporting date	53.00%
Risk free interest rate, reporting date	3.80%
Expected life of option, reporting date | yr	3
Expected forfeitures, reporting date	7.00%
Weighted average measurement date fair values	$ 20.22
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	10,142
Expected vesting	0.00%
Expected dividend | $	$ 0.08
Expected life of option | yr	3
Expected forfeitures	7.00%
Weighted average measurement date fair values	$ 31.17
Number of options, reporting date | shares	21,148
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0.12
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	1.4
Expected forfeitures, reporting date	8.00%
Weighted average measurement date fair values	$ 30.69